Summary of Significant Accounting Policies - Internal-Use Software Costs (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Line Items]
Impairments to internal-use software			$ 0	$ 0	$ 0
Capitalized internal-use software, net	$ 4,800,000		4,900,000	3,100,000
Capitalized internal-use software costs, amortization	$ 600,000	$ 400,000	$ 1,800,000	$ 1,100,000	$ 700,000
Computer Software
Accounting Policies [Line Items]
Estimated useful life			3 years